Document and Entity Information - USD ($)	3 Months Ended
	May. 31, 2015	May. 21, 2015	Aug. 31, 2014
Document And Entity Information
Entity Registrant Name	MetaStat, Inc.
Entity Central Index Key	0001404943
Document Type	S-1
Document Period End Date	May 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 13,967,296
Entity Common Stock, Shares Outstanding		27,630,052
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016
Trading symbol	MTST